Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning balance	€ 10,969	€ 11,823
Additions	2,369	1,385
Accrued interest	(2)	(7)
Interest	604	443	€ 437
Payments	(4,029)	(3,163)
Indexation impact	1,256	488
Ending balance	€ 11,167	€ 10,969	€ 11,823